May 28, 2020

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

RE: Emles Trust

Dear Sir/Madam:

On behalf of Emles Trust (the “Trust”), we hereby electronically file, pursuant to Section 8(b) of the Investment Company Act of 1940, the Trust’s Registration Statement on Form N-1A. The Trust will concurrently file an amended N-8A.

If you have any questions concerning this filing, please contact JoAnn M. Strasser at (614)-469-3265.

Very Truly Yours,

/s/ JoAnn M. Strasser

JoAnn M. Strasser